Variable Interest Entities ("VIE") - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Assets
Restricted cash and short-term deposits	$ 131,268		$ 163,181
Debt:
Current portion of long-term debt and short-term debt	(1,323,098)		(982,845)
Long-term debt	(1,056,483)		(1,367,937)
Total liabilities	(2,731,169)		(2,683,582)
Income Statement [Abstract]
Interest expense	29,013	$ 38,044
Statement of cash flows
Net debt repayments	(102,972)	(511,792)
Net debt receipts	121,363	511,375
Financing costs paid	(3,776)	(4,252)
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	51,228		36,875
Debt:
Current portion of long-term debt and short-term debt	(815,113)		(865,982)
Long-term debt	(593,641)		(625,119)
Total liabilities	(1,408,754)		$ (1,491,101)
Income Statement [Abstract]
Interest expense	13,728	20,026
Statement of cash flows
Net debt repayments	(93,853)	(317,039)
Net debt receipts	11,363	416,375
Financing costs paid	(350)	(1,356)
Hilli | Variable Interest Entity, Primary Beneficiary
Statement of cash flows
Net debt repayments	(49,704)	(266,822)
Net debt receipts	1,513	$ 222,779
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	19
Debt:
Current portion of long-term debt and short-term debt	(102,027)
Long-term debt	0
Total liabilities	(102,027)
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,461
Debt:
Current portion of long-term debt and short-term debt	(121,465)
Long-term debt	0
Total liabilities	(121,465)
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,467
Debt:
Current portion of long-term debt and short-term debt	(102,560)
Long-term debt	0
Total liabilities	(102,560)
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	18
Debt:
Current portion of long-term debt and short-term debt	(75,260)
Long-term debt	0
Total liabilities	(75,260)
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	(9,924)
Long-term debt	(72,026)
Total liabilities	(81,950)
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	10,347
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(89,964)
Total liabilities	(89,964)
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	4,783
Debt:
Current portion of long-term debt and short-term debt	(8,355)
Long-term debt	(70,741)
Total liabilities	(79,096)
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	16,504
Debt:
Current portion of long-term debt and short-term debt	(395,522)
Long-term debt	(247,270)
Total liabilities	(642,792)
AVIC Agreement | Golar Bear | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	16,629
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(113,640)
Total liabilities	$ (113,640)